Estimated Actuarial Loss and Prior Service Cost for Postretirement Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Postretirement Benefit Cost Over Next Fiscal Year (Detail) (Other Postretirement Benefit Plans, Defined Benefit)
In Thousands, unless otherwise specified
12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Schedule of Pension and Other Postretirement Benefits Recognized In Accumulated Other Comprehensive Income Loss [Line Items]
Amortization of actuarial loss	$ 2,646	¥ 217,000
Amortization of prior service cost	$ 780	¥ 64,000